CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	PRC statutory reserves	Retained Earnings	Noncontrolling Interests	Total
Beginning Balance, shares at Dec. 31, 2015	2,229,609
Beginning Balance, amount at Dec. 31, 2015	$ 123	$ 9,551	$ (786)	$ 799	$ 315	$ 5,144	$ 1,310	$ 16,456
Net income / (loss)						231	(73)	158
Other comprehensive income / (loss): Foreign exchange translation adjustment				58			(54)	4
Appropriation of reserves					37	(37)		0
Dividend paid								0
Ending Balance, shares at Dec. 31, 2016	2,229,609
Ending Balance, amount at Dec. 31, 2016	$ 123	9,551	(786)	857	352	5,338	1,183	16,618
Net income / (loss)						473	(106)	367
Other comprehensive income / (loss): Foreign exchange translation adjustment				61			61	122
Dividend paid								0
Ending Balance, shares at Dec. 31, 2017	2,229,609
Ending Balance, amount at Dec. 31, 2017	$ 123	9,551	(786)	918	352	5,811	1,138	17,107
Net income / (loss)						88	(149)	(61)
Other comprehensive income / (loss): Foreign exchange translation adjustment				(25)			(33)	(58)
Appropriation of reserves					(36)	36		0
Dividend paid						(1,443)		(1,443)
Ending Balance, shares at Dec. 31, 2018	2,229,609
Ending Balance, amount at Dec. 31, 2018	$ 123	$ 9,551	$ (786)	$ 893	$ 316	$ 4,492	$ 956	$ 15,545